Supplement to the
Fidelity® Variable Insurance Products
Investor Class
April 30, 2007
Prospectus

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 44.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

VIPINV-07-02 May 11, 2007
1.821023.117

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
April 30, 2007
Prospectus

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 48.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

VIPIS2-07-02 May 11, 2007
1.816774.121

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2007
Prospectus

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 46.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

VIPICSD-07-03 May 11, 2007
1.816775.121